NET PREMIUMS EARNED	12 Months Ended
Dec. 31, 2018
Disclosure Of insurance contracts explanatory [Abstract]
Disclosure of insurance contracts net premiums earned [text block]
24	NET PREMIUMS EARNED

a)	This item consists of the following:

	Gross written premiums (*)	Technical reserve adjustment	Gross written premiums after adjustments (*)	Premiums ceded to reinsurers and co-insurers, net (**)	Net premiums earned
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2018
Life insurance	1,881,804	(685,022)	1,196,782	(116,043)	1,080,739
Health insurance	468,316	(11,069)	457,247	(10,257)	446,990
General insurance	996,456	(52,051)	944,405	(371,346)	573,059
Total	3,346,576	(748,142)	2,598,434	(497,646)	2,100,788

2017
Life insurance	1,567,774	(618,259)	949,515	(108,378)	841,137
Health insurance	433,317	1,491	434,808	(13,568)	421,240
General insurance	936,316	(12,496)	923,820	(377,857)	545,963
Total	2,937,407	(629,264)	2,308,143	(499,803)	1,808,340

2016
Life insurance	1,360,387	(484,072)	876,315	(37,725)	838,590
Health insurance	431,290	(15,950)	415,340	(10,011)	405,329
General insurance	1,009,369	1,677	1,011,046	(455,850)	555,196
Total	2,801,046	(498,345)	2,302,701	(503,586)	1,799,115

(*)	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.

(**)	“Premiums ceded to reinsurers and coinsurers, net” include:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)	(243,427)	(257,617)	(201,892)
Premiums ceded for facultative contracts, Note 9(b)	(288,928)	(263,378)	(292,555)
Annual variation for unearned premiums ceded reserves, Note 9(b)	34,709	21,192	(9,139)
	(497,646)	(499,803)	(503,586)

b)

Gross written premiums after adjustments by insurance type are described below:

	2018		2017		2016
	S/(000)%		S/(000)%		S/(000)%

Life insurance (i)	1,196,782	46.05	949,515	41.14	876,315	38.06
Health insurance (ii)	457,247	17.60	434,808	18.84	415,340	18.04
General insurance (iii)	944,405	36.35	923,820	40.02	1,011,046	43.90
Total	2,598,434	100.00	2,308,143	100.00	2,302,701	100.00

(i)	The breakdown of life insurance gross written premiums after adjustments is as follows:

	2018		2017		2016
	S/(000)%		S/(000)%		S/(000)%

Credit life	507,359	42.40	436,443	45.96	366,623	41.83
Disability and survival (*)	270,082	22.57	237,559	25.02	214,310	24.46
Individual life and personal accidents (**)	258,639	21.61	131,840	13.89	147,949	16.88
Group life	113,118	9.44	117,580	12.38	118,634	13.54
Annuities	47,584	3.98	26,093	2.75	28,799	3.29
Total life insurance gross premiums	1,196,782	100.00	949,515	100.00	876,315	100.00

(*)	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).

(**)	Individual life insurance premiums include Investment Link insurance contracts.

(ii)
Health insurance gross
written premiums after adjustments include
medical assistance which amounts to S/420 million at December 31, 2018 (S/386.3 y S/371.2 million at December 31, 2017 and 2016, respectively) and represents 91.84 percent of this line of business at December 31, 2018 (88.83 y 89.38 percent at December 31, 2017 and 2016, respectively).

(iii)	General insurance gross written premiums after adjustments consist of the following:

	2018		2017		2016
	S/(000)%		S/(000)%		S/(000)%

Automobile	333,400	35.30	308,910	33.44	336,068	33.24
Fire and allied lines	245,632	26.01	244,474	26.46	279,192	27.61
Theft and robbery	89,332	9.46	81,699	8.84	79,593	7.87
Technical lines (*)	63,141	6.69	62,973	6.82	70,926	7.02
Third party liability	48,482	5.13	44,536	4.82	43,028	4.26
Transport	48,379	5.12	46,534	5.04	51,702	5.11
SOAT (Mandatory automobile line)	30,659	3.25	24,573	2.66	20,830	2.06
Marine Hull	26,924	2.85	27,317	2.96	27,954	2.76
Aviation	16,090	1.70	25,185	2.73	55,149	5.45
Others	42,366	4.49	57,619	6.23	46,604	4.62
Total	944,405	100.00	923,820	100.00	1,011,046	100.00

(*)	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).